UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21644
                                                     ---------

    Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
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                (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
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                      (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 -------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC  (1)

CONSOLIDATED SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     Investment in Credit Suisse Alternative Capital Multi-Strategy
     Master Fund, LLC, at value  - 100.16% (Cost $36,983,328)                        $ 42,246,899

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                                     (68,601)
                                                                                     ------------
NET ASSETS - 100.00%                                                                 $ 42,178,298
                                                                                     ============

(1) Invests the majority of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC. The Schedule of Investments of the Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC is included below.


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------
Convertible Arbitrage      7.03%
Emerging Markets           8.17%
Equity Long/Short         28.60%
Equity Market Neutral      6.85%
Event Driven              16.76%
Fixed Income Arbitrage     5.94%
Global Macro              15.80%
Managed Futures            5.13%
Multi-Strategy             5.72%
--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1)(2)(3) 97.32%        LIQUIDITY (4)         CAPITAL            COST         FAIR VALUE (5)

CONVERTIBLE ARBITRAGE
Aristeia International, Ltd.                            Quarterly            4.89%        $ 5,750,000       $ 6,381,147
Fore Convertible Fund, L.P.                             Quarterly            1.95%          2,068,740         2,549,715
                                                                           ------         -----------       -----------
                                                                             6.84%          7,818,740         8,930,862
                                                                           ------         -----------       -----------
EMERGING MARKETS
Pharo Arbitrage Partners, L.P.                           Monthly             2.14%          2,500,000         2,795,547
The Rohatyn Group Global Opportunity Partners, L.P.
    Regular Interest                                    Quarterly            1.85%          1,917,461         2,416,621
    Side Pocket                                            (6)               0.15%            182,539           189,281
Spinnaker Global Opportunity Fund, Ltd.                 Quarterly            3.81%          4,062,733         4,975,127
                                                                           ------         -----------       -----------
                                                                             7.95%          8,662,733        10,376,576
                                                                           ------         -----------       -----------
EQUITY LONG/SHORT
Gandhara Fund, L.P.                                     Quarterly            3.17%          3,500,000         4,137,480
Glenview Institutional Partners, L.P.
    Regular Interest                                    Quarterly            3.23%          4,214,131         4,220,408
    Side Pocket                                            (6)               0.22%            285,869           292,796
Lansdowne UK Equity Fund, L.P.                           Monthly             3.00%          3,000,000         3,920,152
Pennant Onshore Qualified, L.P.                         Quarterly            3.24%          3,500,000         4,235,078
The Antares European Fund, L.P. (7)                      Monthly             3.34%          2,702,500         4,357,800
Theorema Europe Fund, Ltd.                              Quarterly            1.56%          1,500,000         2,042,121
Tosca Fund Ltd.                                         Quarterly            3.61%          3,325,905         4,711,125
Tremblant Partners, L.P.                                Annually             2.04%          2,204,266         2,658,587


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                      LIQUIDITY (4)         CAPITAL          COST           FAIR VALUE (5)

EQUITY LONG/SHORT (CONTINUED)
Westfield Life Science Fund II, L.P.
    Regular Interest                                    Monthly             1.76%         $ 1,535,038       $ 2,301,453
    Side Pocket                                           (6)               0.04%              28,002            52,233
Whitney New Japan Fund, L.P.                           Quarterly            2.62%           3,178,066         3,420,139
                                                                           ------         -----------       -----------
                                                                           27.83%          28,973,777        36,349,372
                                                                           ------         -----------       -----------
EQUITY MARKET NEUTRAL
Anak European Fund, Ltd.                                Monthly             1.70%           2,000,000         2,216,047
AQR Global Stock Selection HV Offshore Fund Ltd.       Quarterly            1.72%           2,039,795         2,250,012
GSA Capital GMN Partners, L.P. (7)                     Quarterly            3.26%           4,000,000         4,238,887
                                                                           ------         -----------       -----------
                                                                            6.68%           8,039,795         8,704,946
                                                                           ------         -----------       -----------
EVENT DRIVEN
Atticus Global, L.P.                                    Quarterly           5.01%           4,330,762         6,536,685
GoldenTree High Yield Partners, L.P.                  Semi-Annually         5.03%           5,584,849         6,571,656
Perry Partners, L.P.
    Regular Interest                                    Annually            2.59%           3,005,874         3,384,137
    Side Pocket                                            (6)              0.22%             292,164           293,158
Silver Point Capital Onshore Fund, L.P.
    Side Pocket                                            (6)              0.24%                   -           316,149
York Capital Management, L.P.                           Annually            3.22%           3,494,582         4,195,929
                                                                           ------         -----------       -----------
                                                                           16.31%          16,708,231        21,297,714
                                                                           ------         -----------       -----------
FIXED INCOME ARBITRAGE
The Obsidian Fund, LLC (7)                              Quarterly           5.78%           7,775,282         7,551,702
                                                                           ------         -----------       -----------
GLOBAL MACRO
Remington Investment Strategies, L.P.                   Quarterly           8.02%           7,230,771        10,471,956
The Tudor BVI Global Fund, L.P.                          Monthly            7.35%           7,537,905         9,601,637
                                                                           ------         -----------       -----------
                                                                           15.37%          14,768,676        20,073,593
                                                                           ------         -----------       -----------
MANAGED FUTURES
CRG Partners, L.P. (7)                                   Monthly            2.16%           3,000,000         2,817,114
Touradji Global Resources Fund, L.P.                    Quarterly           2.84%           2,500,000         3,707,965
                                                                           ------         -----------       -----------
                                                                            5.00%           5,500,000         6,525,079
                                                                           ------         -----------       -----------

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                      LIQUIDITY (4)         CAPITAL          COST           FAIR VALUE (5)

MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                     (a)                0.66%         $ 3,464,702      $    867,864
    Side Pocket                                        (6) (a)              0.29%             383,553           384,129
AQR Absolute Return Institutional Fund, L.P.          Quarterly             1.71%           2,000,000         2,230,682
Stark Investments, L.P.
    Regular Interest                                  Quarterly             2.62%           2,662,836         3,415,913
    Side Pocket                                          (6)                0.28%             472,505           370,291
                                                                           ------         -----------      ------------
                                                                            5.56%           8,983,596         7,268,879
                                                                           ------         -----------      ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $107,230,830)                                                    127,078,723
                                                                                                           ------------
OTHER ASSETS, LESS LIABILITIES 2.68%                                                                          3,495,361
                                                                                                           ------------
MEMBERS' CAPITAL 100.00%                                                                                   $130,574,084
                                                                                                           ============


(a)   Portfolio Fund in liquidation.
(1)   Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)   Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions of up to 36 months.
(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager.
(7)   Affiliated company.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

Affiliated Issuers
An affiliated company is a company in which the Master Fund has ownership of at least 5% of the voting securities.

Fiscal year to date transactions with companies which are or were affiliates are as follows:


                                            Value at                                                       Value at
Affiliate                                 April 1, 2006       Purchases         Sales Proceeds        December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
The Antares European Fund, L.P.            $ 3,970,987        $         -             $     -             $ 4,357,800
CRG Partners, L.P.                         $         -        $ 3,000,000             $     -             $ 2,817,114
GSA Capital GMN Partners, L.P.             $ 4,072,747        $         -             $     -             $ 4,238,887
The Obsidian Fund, LLC                     $ 7,633,815        $         -             $     -             $ 7,551,702


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse  Alternative  Capital  Multi-Strategy  Institutional
              Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                          Egidio Robertiello, President
                          (principal executive officer)

Date    February 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date    February 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date    March 1, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.